Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SHORT TERM INVESTMENTS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 21, 2012
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2012